Document and Entity Information	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	TIAA REAL ESTATE ACCOUNT
Amendment Flag	false
Entity Central Index Key	0000946155
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false